UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Massachusetts
Municipal Money
Market Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Massachusetts
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Massachusetts Municipal Money Market Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets generally rebounded for most of the reporting period before weakening again in the spring of 2012 due to a resurgent sovereign debt crisis in Europe and disappointing economic data in the United States.These developments created a “risk-on/risk-off” investment climate in which market sentiment shifted rapidly between optimism and caution. In contrast, yields of money market instruments remained stable near historical lows, as an aggressively accommodative monetary policy from the Federal Reserve Board prevented yields from rising or falling appreciably in light of changing economic news.

Despite recently troubling headlines, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus Massachusetts Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

The U.S. economic recovery proved erratic during the reporting period, but tax-exempt money market yields remained stable as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and Massachusetts personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, municipal money market obligations that provide income exempt from federal and Massachusetts personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Massachusetts short-term municipal marketplace, while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the average maturity of the fund, which should better position

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain prevailing yields for as long as we deem appropriate.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand considerations.

Economic Sentiment Shifted, but Yields Remained Low

Most financial markets were in the midst of a rally at the start of the reporting period as investors responded to U.S. employment gains and measures by European policymakers to address a sovereign debt crisis. However, new developments in the spring called these positive influences into question. The U.S. labor market’s rebound slowed as the public sector shed jobs and private sector employment gains proved more anemic than expected. Austerity measures designed to relieve fiscal pressures in Europe encountered resistance, threatening proposed bailouts and the region’s economic prospects.

Despite the changing economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer-term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

From a credit-quality perspective, Massachusetts is in better shape than many other states, buoyed by a diverse economic base, above-average wealth levels and a history of strong financial management. However, challenges remain, including relatively heavy debt levels.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection, focusing on essential service revenue bonds issued by water, sewer and electric enterprises, and certain local credits from issuers with strong financial positions and stable tax bases.We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Massachusetts Municipal Money Market Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.05
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—108.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—105.5%
Beverly,
GO Notes, BAN	1.00	7/11/12	2,500,000		2,502,129
Greenfield,
GO Notes (Municipal
Purpose Loan)	2.00	2/1/13	500,000		504,459
Greenfield,
GO Notes, BAN	1.00	12/3/12	2,000,000		2,006,040
Lawrence,
GO Notes, BAN (State Qualified
Deficit Financing)	1.50	6/1/13	2,262,450		2,285,414
Manchester Essex Regional School
District, GO Notes, BAN	0.85	8/17/12	2,400,000	[a]	2,403,036
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.19	6/1/12	2,000,000	[b]	2,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.17	6/7/12	1,045,000	[b]	1,045,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Citibank NA)	0.19	6/7/12	1,700,000	[b]	1,700,000
Massachusetts Development Finance
Agency, Education Revenue
(The Tabor Academy Issue)
(LOC; FHLB)	0.18	6/7/12	5,680,000	[a,b]	5,680,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters, Inc.
Issue) (LOC; Bank of America)	0.59	6/7/12	1,480,000	[b]	1,480,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.17	6/7/12	1,680,000	[a,b]	1,680,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.17	6/7/12	11,830,000	[a,b]	11,830,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC;
Bank of America)	0.49	6/7/12	3,150,000	[b]	3,150,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; TD Bank)	0.36	6/7/12	875,000	[b]	875,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; TD Bank)	0.21	6/7/12	1,125,000	[b]	1,125,000
Massachusetts Development Finance
Agency, Revenue (Jewish
Healthcare Center, Inc.
Assisted Living Corporation
Issue) (LOC; TD Bank)	0.19	6/7/12	4,300,000	[b]	4,300,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; JPMorgan
Chase Bank)	0.17	6/7/12	3,370,000	[a,b]	3,370,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; Comerica Bank)	0.23	6/7/12	3,030,000	[b]	3,030,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.18	6/7/12	1,885,000	[b]	1,885,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Bank)	0.18	6/7/12	500,000	[b]	500,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.18	6/7/12	4,000,000	[a,b]	4,000,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Citigroup ROCS,
Series RR II R-11648)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA)	0.53	6/7/12	3,690,000	[a,b,c,d]	3,690,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.16	6/1/12	3,400,000	[a,b]	3,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
University Issue) (LOC; State
Street Bank and Trust Co.)	0.13	6/7/12	505,000	[a,b]	505,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank NA)	0.20	6/1/12	5,300,000	[a,b,c,d]	5,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.27	6/7/12	2,640,000	[b]	2,640,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; U.S. Bank NA)	0.14	6/1/12	2,365,000	[a,b]	2,365,000
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	1.56	6/7/12	1,150,000	[b]	1,150,000
Massachusetts Industrial Finance
Agency, Revenue (Groton School
Issue) (Liquidity Facility;
U.S. Bank NA)	0.19	6/7/12	3,000,000	[a,b]	3,000,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage
at Hingham Issue)
(Liquidity Facility;
FNMA and LOC; FNMA)	0.21	6/7/12	6,760,000	[b]	6,760,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Industrial Finance
Agency, Revenue (The New
England College of Optometry
Issue) (LOC; FHLB)	0.18	6/7/12	5,095,000	[a,b]	5,095,000
Northborough,
GO Notes, BAN	1.25	4/26/13	1,000,000		1,006,725
Randolph,
GO Notes, BAN	1.50	8/30/12	1,710,000		1,713,339
Woburn,
GO Notes, BAN	1.00	10/26/12	3,000,000		3,009,847
Worcester,
GO Notes, BAN	1.00	11/8/12	4,000,000		4,010,960
U.S. Related—2.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.21	6/7/12	1,000,000	[b,c,d]	1,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.21	6/7/12	1,500,000	[b,c,d]	1,500,000

Total Investments (cost $103,496,949)			108.1%		103,496,949
Liabilities, Less Cash and Receivables			(8.1%)		(7,716,971)
Net Assets			100.0%		95,779,978

a At May 31, 2012, the fund had $52,318,036 or 54.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities amounted to $11,490,000 or 12.0% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1 +,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	92.5
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	7.0
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	103,496,949	103,496,949
Cash		568,833
Interest receivable		64,512
Prepaid expenses		13,650
		104,143,944
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		13,260
Payable for investment securities purchased		8,302,414
Payable for shares of Beneficial Interest redeemed		2,000
Accrued expenses		46,292
		8,363,966
Net Assets ($)		95,779,978
Composition of Net Assets ($):
Paid-in capital		95,779,798
Accumulated net realized gain (loss) on investments		180
Net Assets ($)		95,779,978
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		95,798,534
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	126,326
Expenses:
Management fee—Note 2(a)	294,511
Shareholder servicing costs—Note 2(b)	35,280
Auditing fees	20,808
Legal fees	19,417
Trustees’ fees and expenses—Note 2(c)	10,138
Registration fees	8,989
Prospectus and shareholders’ reports	8,472
Custodian fees—Note 2(b)	7,261
Miscellaneous	8,042
Total Expenses	412,918
Less—reduction in expense due to undertaking—Note 2(a)	(286,584)
Less—reduction in fees due to earnings credits—Note 2(b)	(25)
Net Expenses	126,309
Investment Income—Net	17
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	180
Net Increase in Net Assets Resulting from Operations	197

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
Operations ($):
Investment income—net	17	30
Net realized gain (loss) on investments	180	243
Net Increase (Decrease) in Net Assets
Resulting from Operations	197	273
Dividends to Shareholders from ($):
Investment income—net	(17)	(273)
Beneficial Interest Transactions ($1.00 per shares):
Net proceeds from shares sold	91,563,005	212,395,219
Dividends reinvested	7	130
Cost of shares redeemed	(109,476,249)	(212,813,814)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(17,913,237)	(418,465)
Total Increase (Decrease) in Net Assets	(17,913,057)	(418,465)
Net Assets ($):
Beginning of Period	113,693,035	114,111,500
End of Period	95,779,978	113,693,035

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2012			Year Ended November 30,
	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.003	.021	.030
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)			[a]	(.003)	(.021)	(.030)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.27	2.11	3.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[c]	.71		.64		.64	.62	.65
Ratio of net expenses
to average net assets	.21[c]	.28		.35		.59	.60	.65
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.27	2.05	3.04
Net Assets, end of period
($ x 1,000)	95,780	113,693		114,112		200,949	235,933	183,392

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	103,496,949
Level 3—Significant Unobservable Inputs	—
Total	103,496,949
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: tax exempt income $30 and ordinary income $243.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $286,584 during the period ended May 31, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, the fund was charged $24,421 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services for the fund. During the period ended May 31, 2012, the fund was charged $7,255 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $7,261 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $598 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $25.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $42,964, custodian fees $4,130, chief compliance officer fees $2,652 and transfer agency per account fees $3,600, which are offset against an expense reimbursement currently in effect in the amount of $40,086.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $25,415,000 and $21,100,000, respectively.

The Fund	23

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By: /s/ James Windels
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James Windels
James Windels President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)